Segment Information (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Financial Information on Segments

Supporting Information Financial information on each of these segments is summarized in the following tables:						15% Gross margin as a percentage of sales earned from all nutrients in 2017 (unaudited)
2017	Potash	Nitrogen	Phosphate	All Others	Consolidated
Sales – third party	$1,868	$1,395	$1,284	$–	$4,547
Freight, transportation and distribution – third party	(235)	(129)	(173)	–	(537)
Net sales – third party	1,633	1,266	1,111	–
Cost of goods sold – third party	(848)	(1,046)	(1,441)	–	(3,335)
Margin (cost) on inter-segment sales [1]	–	36	(36)	–	–
Gross margin	785	256	(366)	–	675
Items included in cost of goods sold, selling and administrative expenses or other expenses:
Depreciation and amortization	(232)	(203)	(220)	(37)	(692)
Impairment of property, plant and equipment (Note 13)	–	–	(305)	–	(305)
Assets [2]	9,756	2,577	1,938	2,727	16,998
Cash outflows for additions to property, plant and equipment	219	239	185	8	651

[1] Inter-segment net sales were $74.

[2] Included in the total assets relating to the All Others segment are $1,858 relating to the investments held for sale as described in Note 19.

2016	Potash	Nitrogen	Phosphate	All Others	Consolidated

Sales – third party	$1,630	$1,467	$1,359	$–	$4,456
Freight, transportation and distribution – third party	(250)	(122)	(163)	–	(535)
Net sales – third party	1,380	1,345	1,196	–	–
Cost of goods sold – third party	(943)	(1,016)	(1,132)	–	(3,091)
Margin (cost) on inter-segment sales [1]	–	32	(32)	–	–
Gross margin	437	361	32	–	830

Items included in cost of goods sold, selling and administrative expenses or other expenses:
Depreciation and amortization	(216)	(213)	(223)	(43)	(695)
Share of Canpotex’s Prince Rupert project exit costs	(33)	–	–	–	(33)
Termination benefit costs	(32)	–	–	–	(32)
Impairment of property, plant and equipment (Note 13)	–	–	(47)	–	(47)
Assets	9,795	2,515	2,306	2,639	17,255
Cash outflows for additions to property, plant and equipment	342	263	216	72	893

[1] Inter-segment net sales were $62.

2015	Potash	Nitrogen	Phosphate	All Others	Consolidated

Sales – third party	$2,543	$1,960	$1,776	$–	$6,279
Freight, transportation and distribution – third party	(214)	(101)	(173)	–	(488)
Net sales – third party	2,329	1,859	1,603	–
Cost of goods sold – third party	(1,007)	(1,210)	(1,305)	–	(3,522)
Margin (cost) on inter-segment sales [1]	–	57	(57)	–	–
Gross margin	1,322	706	241	–	2,269

Items included in cost of goods sold, selling and administrative expenses or other expenses:
Depreciation and amortization	(214)	(198)	(240)	(33)	(685)
Assets	9,772	2,563	2,367	2,767	17,469
Cash outflows for additions to property, plant and equipment	537	398	202	80	1,217

[1] Inter-segment net sales were $87.

Summary of Financial Information by Geographical Area

Financial information by geographic area is summarized in the following tables:

	Country of Origin

2017	Canada	United States	Trinidad	Other	Consolidated

Sales to customers outside the company
Canada	$95	$194	$–	$–	$289
United States	784	1,657	274	–	2,715
Canpotex [1]	988	–	–	–	988
Mexico	–	76	9	–	85
Trinidad	–	–	132	–	132
Brazil	1	26	–	–	27
Colombia	–	12	36	–	48
Other Latin America	–	26	42	–	68
India	–	97	7	–	104
Other	–	10	81	–	91
	$1,868	$2,098	$581	$–	$4,547
Non-current assets [2]	$9,501	$3,259	$554	$6	$13,320

[1] Canpotex’s 2017 sales volumes were made to: Latin America 30%, China 18%, India 12%, Other Asian markets 33%, other markets 7% (Note 28).

[2] Includes non-current assets other than financial instruments, equity-accounted investees, deferred tax assets and post-employment benefit assets.

	Country of Origin

2016	Canada	United States	Trinidad	Other	Consolidated

Sales to customers outside the company
Canada	$97	$129	$–	$–	$226
United States	752	1,820	314	–	2,886
Canpotex [1]	778	–	–	–	778
Mexico	–	91	7	–	98
Trinidad	–	–	115	–	115
Brazil	2	39	–	–	41
Colombia	–	6	29	–	35
Other Latin America	1	22	45	–	68
India	–	138	–	–	138
Other	–	15	56	–	71

	$1,630	$2,260	$566	$–	$4,456

Non-current assets [2]	$9,534	$3,532	$597	$14	$13,677

[1] Canpotex’s 2016 sales volumes were made to: Latin America 33%, China 16%, India 9%, Other Asian markets 36%, other markets 6% (Note 28).

[2] Includes non-current assets other than financial instruments, equity-accounted investees, deferred tax assets and post-employment benefit assets.

	Country of Origin

2015	Canada	United States	Trinidad	Other	Consolidated

Sales to customers outside the company
Canada	$119	$175	$–	$–	$294
United States	913	2,299	506	–	3,718
Canpotex [1]	1,346	–	–	–	1,346
Mexico	2	98	–	–	100
Trinidad	–	–	259	–	259
Brazil	65	61	–	–	126
Colombia	37	17	35	–	89
Other Latin America	61	39	53	–	153
India	–	144	–	–	144
Other	–	24	26	–	50

	$2,543	$2,857	$879	$–	$6,279

Non-current assets [2]	$9,472	$3,472	$625	$16	$13,585

[1] Canpotex’s 2015 sales volumes were made to: Latin America 30%, China 20%, India 9%, Other Asian markets 34%, other markets 7% (Note 28).

[2] Includes non-current assets other than financial instruments, equity-accounted investees, deferred tax assets and post-employment benefit assets.